Offerings - Offering: 1	Jul. 02, 2026 USD ($) share
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | share	133,333,333
Proposed Maximum Offering Price per Unit	6.37
Maximum Aggregate Offering Price	$ 849,333,331.21
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,292.94
Offering Note
[1] Proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of the registrant’s Common Stock, as reported on the New York Stock Exchange, on June 26, 2026, a date within five business days prior to the filing of this prospectus supplement. This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form S-3ASR (File No. 333-277698), which was filed on March 6, 2024, in accordance with Rules 456(b) and 457(r) under the Securities Act. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.